Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Future inflation factor used in the calculation of the asset retirement obligations	2.00%
Credit adjusted risk-free interest rate for the calculation of the asset retirement obligations	7.35%
Asset retirement obligations rollforward
Asset retirement obligations, beginning of the period	$ 71,142
Liabilities added from acquisitions	18,469
Liabilities added from drilling	274
Current year accretion expense	1,385
Settlements	(1,043)
Asset retirement obligations, end of the period	$ 90,227